PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment

	As of December 31,
	2020	2021
	RMB	RMB
Buildings	4,396,121,001	6,875,071,926
Machinery and equipment	10,322,000,488	14,199,961,036
Motor vehicles	58,256,515	71,836,921
Furniture, fixture and office equipment	834,725,017	1,408,296,466
	15,611,103,021	22,555,166,349
Less: Accumulated depreciation	(3,863,719,503)	(5,232,341,976)
Subtotal	11,747,383,518	17,322,824,373
Construction in progress	708,060,041	2,647,069,356
Property, plant and equipment, net	12,455,443,559	19,969,893,729